Intangible Assets, Net	12 Months Ended
Dec. 31, 2025
Intangible Assets, Net [Abstract]
INTANGIBLE ASSETS, NET
20.	INTANGIBLE ASSETS, NET

Intangible assets, net, consists of the following:

	Software	Trademark use rights	Total
COST
At December 31, 2023	-	-	-
Additions	7,001,021	11,854,260	18,855,281
Translation adjustment	(58,603)	(168,208)	(226,811)
At December 31, 2024	6,942,418	11,686,052	18,628,470
Additions	-	5,565,217	5,565,217
Translation adjustment	303,980	666,393	970,373
At December 31, 2025	7,246,398	17,917,662	25,164,060

ACCUMULATED AMORTIZATION AND IMPAIRMENT
At December 31, 2023	-	-	-
Amortization for the year	(938,979)	(1,795,279)	(2,734,258)
Translation adjustment	13,323	25,475	38,798
At December 31, 2024	(925,656)	(1,769,804)	(2,695,460)
Amortization for the year	(1,410,081)	(3,447,188)	(4,857,269)
Impairment loss for the year *	-	(995,821)	(995,821)
Translation adjustment	(79,729)	(201,004)	(280,733)
At December 31, 2025	(2,415,466)	(6,413,817)	(8,829,283)

CARRYING AMOUNT
At December 31, 2025	4,830,932	11,503,845	16,334,777
At December 31, 2024	6,016,762	9,916,248	15,933,010

As of April 15, 2024, the receivable balance of $7,000,000 was fully settled by means of acquisition of a wholly owned subsidiary and the intangible assets (software). The purchase consideration of $7,000,000 was allocated to the additions of intangible asset - software based on their relative fair values at the acquisition date, which amounting to $7,001,021 in accordance with IFRS 3 paragraph 2(b).

*	The Company assessed the recoverable amount of each trademark right. As at December 31, 2025, the expected discounted future cash flows for 4 out of the 12 trademark rights were lower than their respective carrying amounts. Accordingly, an aggregate impairment provision of $995,821 was recognized for the 2025 financial year.

Future estimated amortization expense of intangible assets is as follows:

By December 31, 2026	$5,766,869
By December 31, 2027	5,307,564
By December 31, 2028	4,101,756
By December 31, 2029	1,158,588
By December 31, 2030	-
Total	$16,334,777

The amortization of intangible assets during 2025 and 2024 was $4,857,269 and $2,734,258, respectively.